Income Tax	12 Months Ended
Dec. 31, 2015
Income Tax [Abstract]
INCOME TAX

NOTE 10 – INCOME TAX

The income tax expense in the consolidated statements of operations consisted of:

	December 31, 2015	December 31, 2014
BVI Enterprise Income Tax	$-	$-
Hong Kong Profits Tax	-	-
PRC Enterprise Income Tax	-	-
Income taxes, net	$-	$-

The enterprise income tax is reported on a separate entity basis.

BVI

China Networks Media, Ltd. was incorporated in the British Virgin Islands and is not subject to income taxes under the current laws of the British Virgin Islands.

Hong Kong

Advertising Networks Limited incorporate in Hong Kong and is subject to Hong Kong profits tax on its taxable income derived from trade or business carried out in Hong Kong at 16.5% for the years ended December 2015 and 2014. However, as the Company has not generated any revenue or income, no provision for Hong Kong profits tax has been made.

PRC

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and adjusts the carrying amount of the deferred tax assets by the valuation allowance to the extent the future realization of the deferred tax assets is not judged to be more likely than not. The Company considers many factors when assessing the likelihood of future realization of the Company’s deferred tax assets, including its recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carryforward periods available to the Company for tax reporting purposes, and other relevant factors. At December 31, 2015 and 2014, based on the weight of available evidence, the Company determined that it was unlikely that the Company’s deferred tax assets would be realized and have provided for a full valuation allowance associated with the net deferred tax assets.

	December 31, 2015	December 31, 2014
Deferred Tax Assets and Liabilities:
Net operating loss carry forwards	$154,423	$274,742
Valuation allowance	(154,423)	(274,742)
Net deferred tax assets	$-	$-

The PRC entities are subject to PRC income tax at the statutory tax rate of 25%.

The Company adopted ASC 740 “Income Taxes”, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

At December 31, 2015, Company’s management considered that the Company had no uncertain tax positions that affected its consolidated financial position and results of operations or cash flow, and will continue to evaluate for the uncertain position in future.

In the year ended as at December 31, 2015, Company’s income tax is nil.